Label	Element	Value
Obra Defensive High Yield ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Obra Defensive High Yield ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Obra Defensive High Yield ETF (the “Fund”) seeks to provide current income with an emphasis on principal preservation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2026
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through July 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund intends to achieve its investment objective by investing primarily in high yield corporate bonds (or “junk bonds”).
The Advisor uses a bottom-up, value-driven process to select securities for the Fund’s portfolio.  The Advisor starts with larger companies (typically companies with $50 million or more in cash flow) within the higher rated portion (rated B3/B or better) of the high yield bond market.  The Advisor assesses the potential for improving or deteriorating credit situations for these companies using a proprietary rating system to quantify credit risk through default risk and loan recovery rankings, the Advisor assigns a KDP Default Risk Rating (“DRR”), which is a proprietary risk rating assigned by the Advisor, to each company. The Advisor also reviews other credit considerations for the companies including: the quality of cash flow and competitive positions; critical covenants including restricted payments, anti-layering, leverage, merger, and consolidation tests; and other key factors regarding the company such as management, financial flexibility, asset valuation, coverage of debt, accounting, and industry exposure.  To review these factors, the Advisor reviews a company’s and its competitors’ audited financial statements, company and competitors’ investor calls and presentations, the bond indenture language and bank credit agreement, and external company research and industry reports. The Advisor will purchase a security when it meets the criteria listed above and the Advisor determines that the security has an expected return that is higher for the assessed risk relative to other securities with lower expected returns for their assessed risk.  The Advisor will sell a security when it no longer meets the criteria and/or the Advisor deems the relative value of the security to no longer be attractive.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in U.S. dollar denominated, high yield corporate bonds.  High yield corporate bonds are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by Standard & Poor’s Corporation (“S&P”).  Bond obligations rated Baa by Moody’s are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics. Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. The Fund may invest up to 10% of its net assets in government securities or corporate bonds that are rated Baa3 or above by Moody’s or BBB- or above by S&P.
The securities selected for the Fund’s portfolio will have a DRR. The DRR is intended to measure the probability that the issuer will default on its obligations over a five-year period. The DRR is determined by evaluating the issuer’s potential for generating cash flow, its financial strength and overall liquidity, the strength of its products and business plan, and the prospects for overall growth of the industry in which the company operates. To evaluate these factors, the Advisor reviews a company’s audited financial statements, company and competitors’ investor calls and presentations, the bond indenture language and bank credit agreement, and external company research and industry reports. The securities in the Fund’s portfolio will generally have a DRR of 3/5 or better (equivalent to B3 or better by Moody’s or B- or better by S&P) at the time of purchase.  However, the Advisor may select securities that do not have a DRR provided that the company’s leverage, interest coverage, cash flow, and debt maturity schedule derived from audited financial statements and presentations are well within the range of metrics that would, in the Advisor’s judgement, meet the criteria of a credit typically assigned a KDP Default Risk Ranking of 3/5 or better and a formal DRR is assigned within six months.  The Fund may invest up to 10% of its net assets in unrated securities or securities rated Caa1 or below by Moody’s or CCC+ or below by S&P if the equivalent ratings derived from the DRRs are at least B3 by Moody’s or B- by S&P.  The Fund may continue to hold securities that have been downgraded to ratings or equivalent ratings that would make them ineligible for purchase.
The Fund’s portfolio will maintain a weighted average rating of at least B2 by Moody’s or B by S&P.  The investments in any one issuer are not expected to exceed 1.5% of the Fund’s assets at the time of purchase.  The Advisor does not expect the holdings of any one industry, as determined by the ICE BofA HY Index industry classifications, to exceed 15% of the Fund’s total assets as determined at the time of purchase.
The Fund may engage in frequent trading of its securities in order to take advantage of new investment opportunities or relative value. The Fund may be more heavily involved in frequent trading during periods of market volatility in order to attempt to generate gains, preserve gains, or limit losses.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports and financial statements at no charge by calling the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting
www.obrafunds.com.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.obrafunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Obra Defensive High Yield ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The loss of your money is a principal risk of investing in the Fund.
Obra Defensive High Yield ETF | Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Below Investment Grade Securities Risk. The Fund may invest in securities that are rated below investment grade, which are also referred to as “junk”.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Credit risk is greater for securities rated below investment grade than for investment grade securities, which is the risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities. The retail secondary market for below investment grade securities may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.

Obra Defensive High Yield ETF | Credit/Default Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Obra Defensive High Yield ETF | Rating Agencies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Obra Defensive High Yield ETF | Corporate Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Corporate Debt Securities Risk.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Obra Defensive High Yield ETF | Fixed Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Obra Defensive High Yield ETF | Inflation-Indexed Bond Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Obra Defensive High Yield ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Risk: Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Obra Defensive High Yield ETF | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cash and Cash Equivalents Risk. At any time, the Fund may have investments in cash or cash equivalents. When a portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Obra Defensive High Yield ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Obra Defensive High Yield ETF | Counterparty Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Counterparty Credit Risk. The stability and liquidity of many transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Obra Defensive High Yield ETF | Inflation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Inflation Risk.  Fixed income securities are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Obra Defensive High Yield ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time.
Changes in interest rates may also affect the Share price; for example, a sharp rise in interest rates could cause the Share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Obra Defensive High Yield ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Obra Defensive High Yield ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per Share will change daily in response to such factors.

Obra Defensive High Yield ETF | New Advisor Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund and may have limited resources.

Obra Defensive High Yield ETF | Limited History of Operations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Obra Defensive High Yield ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o
Cash purchases. Although the Fund does not anticipate large cash purchases or redemptions, to the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

◾
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund's NAV.

◾
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund's NAV.

◾
The market price for the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund's NAV, which is reflected in the bid and ask price for Shares or in the closing price.

◾
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Shares and the Fund's NAV.

◾
In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

Obra Defensive High Yield ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Obra Defensive High Yield ETF | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Obra Defensive High Yield ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Obra Defensive High Yield ETF | Obra Defensive High Yield ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.58%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 306

[1]	Estimated for the current fiscal year.
[2]	Obra Fund Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.70% of the average daily net assets of the Fund through July 31, 2026, and may be terminated by the Board of Trustees at any time. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.